Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

		Period from
		July 8, 2019
	Year ended	(inception) to
	December 31, 2020	December 31, 2019
Net (loss) income	$(121,072)	$1,024,608
Less: Income attributable to Class A Restricted Voting Shares(1)	(1,665,842)	(11,883,910)
Adjusted net loss attributable to Class B common stock	$(1,786,914)	$(10,859,302)
Basic and diluted net income per Class A Restricted Voting Share	$0.05	$0.42
Weighted average number of Class A Restricted Voting Shares outstanding (basic and diluted)	36,000,000	28,107,345
Basic and diluted net loss per Class B share	$(0.20)	$(1.50)
Weighted average number of Class B shares outstanding (basic and diluted)	9,000,000	7,241,879
(1)

Amounts includes interest earned on the Trust Account, less applicable income taxes. For the period from July 8, 2019 (inception) to December 31, 2019, amount also includes accretion of a dividend related to the allocation of the fair value of warrants on Class A Restricted Voting Units of $10,237,500.